Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of amounts due from related parties
	December 31, 2020	December 31, 2019
Current
Aeneas Management Limited	$-	$962

Non-current
Jurchen Investment Corporation (Note c)	$-	$50,000

Schedule of amounts due to related parties
	December 31, 2020	December 31, 2019
Current
Aeneas Group Limited	$123,922	$14,247
Jurchen Investment Corporation	19,454	20,055
Ian Huen	2,110	127
Clark Cheng	401	1,114
Sabrina Khan	39	268
Aenco Solutions Limited	-	5,782
Total	$145,926	$41,593

Non-current
Aeneas Group Limited (Note a)	$1,507,285	$3,330,472
Jurchen Investment Corporation (Note a)	500,000	3,000,000
	$2,007,285	$6,330,472

Schedule of related party transactions
	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Loan from related parties (Note a)
- Aeneas Group Limited	$500,000	$3,330,472	$-
- Jurchen Investment Corporation	$500,000	$3,000,000	$-

Interest expenses (Note a)
- Aeneas Group Limited	$155,633	$14,247	$-
- Jurchen Investment Corporation	$81,530	$20,055	$-

Loan repayment and interest paid to related parties (Note a)
- Aeneas Group Limited	$2,356,080	$-	$-
- Jurchen Investment Corporation	$3,082,131	$-	$-

Consultant, secondment, management and administrative services fees (Note b)
- Aenco Limited	$746,153	$830,769	$-
- Aeneas Technology (Hong Kong) Limited	$617,794	$-	$-
- Aeneas Management Limited	$231,795	$698,152	$-
- CGY Investments Limited	$169,462	$-	$-
- ACC Medical Limited	$13,018	$-	$-
- AENEAS CAPITAL LIMITED	$-	$-	$448,718

Rental expense(Note c)
- Jurchen Investment Corporation	$96,300	$227,729	$207,841

Issuance of tokens for tokens creation, offering and consultancy services (Note d)
- Aenco Solutions Limited	$-	$300,000	$-

Tokens creation, offering and consultancy services expense (Note d)
- Aenco Solutions Limited	$-	$192,000	$-

Prepayment of tokens consultancy services (Note d)
- Aenco Solutions Limited	$-	$108,000	$-

Healthcare services income
- Aeneas Management Limited	$321	$1,923	$-